Long Term Investment (Details) - CNY (¥) ¥ in Thousands				1 Months Ended		12 Months Ended
	Dec. 08, 2021	Oct. 09, 2021	Mar. 08, 2021	Aug. 17, 2021	May 27, 2021	Dec. 31, 2021	Dec. 29, 2021	Dec. 31, 2020
Long Term Investment (Details) [Line Items]
Invested amount						¥ 75,000
Equity interest amount							¥ 30,000
Shares of loss						¥ 2,998
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Investments amount								¥ 5,000
Equity investment percentage								1.76%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage					4.44%
Invested amount					¥ 10,000
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage			13.79%
Invested amount			¥ 8,000
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage	19.50%
Invested amount	¥ 2,925
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage	19.00%
Invested amount	¥ 3,800
Tianjing Yieryi Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage				12.00%
Invested amount				¥ 30,000
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount		¥ 150,000